Leases, Commitment and Contingencies	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Leases, Commitment and Contingencies

(9) Leases, Commitment and Contingencies

Leases

The Company has entered into a number of facility leases to support its research and development activities, sales operations and other corporate and administrative functions in North America, Europe, and Asia, which qualify as operating leases under U.S. GAAP. The Company also has entered into an equipment lease agreement for its hosting services and storage, which qualifies as finance lease under U.S. GAAP. The Company’s leases have remaining terms of six months to thirteen years. Some of the Company’s leases include options to extend or terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. During the three months ended April 30, 2021, the Company determined it would exercise the purchase option to purchase all the leased equipment at the end of the finance lease term which is December 31, 2021. Per the lease agreement, the purchase price of the equipment is at its then current fair market value not to exceed 12% of the original equipment cost. As a result, the Company remeasured the finance lease liability by including the purchase price, 12% of the original equipment cost, at the end of lease term, and increased the finance lease liability and related right-of-use asset by $0.4 million as of April 30, 2021.

Operating lease and finance lease ROU assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the lease commencement date. As the Company’s operating leases generally do not provide an implicit rate, the Company uses an estimated incremental borrowing rate in determining the present value of future payments. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease within a particular location and currency environment. The Company used an implicit rate provided in the equipment lease agreement for its finance lease in determining the present value of future payments. In connection with the Company’s emergence from bankruptcy and in accordance with ASC 852, the Company applied the provisions of fresh start reporting to its Consolidated Financial Statements on the Effective Date. The operating leases are included in the caption “Right of use assets”, “Lease Liabilities”, and “Long-term lease liabilities” on the Company’s consolidated balance sheets as of April 30, 2021. The finance lease is included in the caption “Property and equipment, net” and “Lease Liabilities” on the Company’s consolidated balance sheets as of April 30, 2021.

The weighted-average remaining lease term of the Company’s operating leases is 6.7 years and the remaining lease term of its finance lease is 0.7 years as of April 30, 2021 (Successor). Lease costs for minimum lease payments is recognized on a straight-line basis over the lease term. The lease costs were $1.4 million and related cash payments were $1.6 million for the three months ended April 30, 2021 (Successor). The lease costs were $1.6 million and related cash payments were $1.5 million for the three months ended April 30, 2020 (Predecessor). Lease costs are included within content and software development, selling and marketing, and general and administrative lines on the consolidated statements of operations, and the operating leases related cash payments were included in the operating cash flows and the finance lease related cash payments were included in the financing cash flows on the consolidated statements of cash flows. Short-term lease costs and variable lease costs are not material.

The table below reconciles the undiscounted future minimum lease payments under non-cancellable leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheets as of April 30, 2021 (Successor):

Fiscal Year Ended January 31, 2021 (in thousands):	Operating Leases	Finance Leases
2022 (excluding 3 months ended April 30, 2021)	$3,898	$1,209
2023	4,065	—
2024	3,499	—
2025	2,684	—
2026	1,245
Thereafter	6,245	—
Total future minimum lease payments	21,636	1,209
Less effects of discounting	(5,692)	(93)
Total lease liabilities	$15,944	$1,116

Reported as of April 30, 2021
Lease liabilities	$3,574	$1,116
Long-term lease liabilities	12,370	—

Total lease liabilities	$15,944	$1,116

Litigation

From time to time, the Company is a party to or may be threatened with litigation in the ordinary course of its business. The Company regularly analyzes current information, including, as applicable, the Company’s defense and insurance coverage and, as necessary, provides accruals for probable and estimable liabilities for the eventual disposition of these matters. The Company is presently not a party to any material legal proceedings.

(13)Leases, Commitment and Contingencies

Leases

The Company has entered into a number of facility leases to support its research and development activities, sales operations and other corporate and administrative functions in North America, Europe, and Asia, which qualify as operating leases under U.S. GAAP. The Company also has entered into an equipment lease agreement for its hosting services and storage, which qualifies as finance lease under U.S. GAAP. The Company’s leases have remaining terms of nine months to thirteen years. Some of the Company’s leases include options to extend or terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. During the fourth quarter of fiscal year 2021, the Company determined it would exercise the option to terminate its Paris facility lease on October 31, 2021 which is three years prior to the end of the original lease term. Per the lease agreement, the Company has the right to terminate lease without the landlord’s consent, and the Company only needs to issue a six-month notice to the landlord. As a result, the Company remeasured the lease liability using the revised lease term, and reduced Paris facility related right-of-use (ROU) asset and lease liability by $1.1 million as of January 31, 2021.

Operating lease and finance lease ROU assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the lease commencement date. As the Company’s operating leases generally do not provide an implicit rate, the Company uses an estimated incremental borrowing rate in determining the present value of future payments. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease within a particular location and currency environment. The Company used an implicit rate provided in the equipment lease agreement for its finance lease in determining the present value of future payments. In connection with the Company’s emergence from bankruptcy and in accordance with ASC 852, the Company applied the provisions of fresh start reporting to its Consolidated Financial Statements on the Effective Date. The operating leases are included in the caption “Right of use assets”, “Lease Liabilities”, and “Long-term lease liabilities” on the Company’s consolidated balance sheets as of January 31, 2021. The finance lease is included in the caption “Property and equipment, net” and “Lease Liabilities” on the Company’s consolidated balance sheets as of January 31, 2021.

For the fiscal years ending January 31, 2020 and 2019, the Company accounted for leases in accordance with ASC 840. Under ASC 840, the Company recognized the total related rent expense on a straight-line basis over its expected lease term for operating leases that contained predetermined fixed escalations of the minimum rent, with a deferred asset or liability reported on the balance sheet for the difference between expense and cash paid. Total rent expense for the fiscal year ending January 31, 2020 and 2019 was $5.7 million and $5.4 million, respectively.

The weighted-average remaining lease term of the Company’s operating leases is 6.8 years and the remaining lease term of its finance lease is 0.9 years as of January 31, 2021 (Successor). Lease costs for minimum lease payments is recognized on a straight-line basis over the lease term. The lease costs were $3.9 million and related cash payments were $3.6 million for the period from February 1, 2020 through August 27, 2020 (Predecessor). The lease costs were $2.7 million and related cash payments were $2.7 million for the period from August 28, 2020 through January 31, 2021 (Successor). Lease costs are included within content and software development, selling and marketing, and general and administrative lines on the consolidated statements of operations, and the operating leases related cash payments were included in the operating cash flows and the finance lease related cash payments were included in the financing cash flows on the consolidated statements of cash flows. Short-term lease costs and variable lease costs are not material.

The table below reconciles the undiscounted future minimum lease payments under non-cancellable leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheets as of January 31, 2021 (Successor):

	Operating	Finance
As of January 31, 2021 (in thousands):	Leases	Leases
2022	$5,203	$1,112
2023	4,070	—
2024	3,514	—
2025	2,697	—
Thereafter	7,509	—
Total future minimum lease payments	22,993	1,112
Less effects of discounting	(6,120)	(90)
Total lease liabilities	$16,873	$1,022
Reported as of January 31, 2021
Lease liabilities	$3,718	$1,022
Lease liabilities non-current	13,155	—
Total lease liabilities	$16,873	$1,022

Litigation

From time to time, the Company is a party to or may be threatened with litigation in the ordinary course of its business. The Company regularly analyzes current information, including, as applicable, the Company’s defense and insurance coverage and, as necessary, provides accruals for probable and estimable liabilities for the eventual disposition of these matters. The Company is presently not a party to any material legal proceedings.

Guarantees

The Company’s software license arrangements and hosting services are typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and substantially in accordance with the Company’s product documentation under normal use and circumstances. The Company’s arrangements also include certain provisions for indemnifying customers against liabilities if its products or services infringe a third party’s intellectual property rights.

The Company has entered into service level agreements with some of its hosted application customers warranting certain levels of uptime reliability and such agreements permit those customers to receive credits against monthly hosting fees or terminate their agreements in the event that the Company fails to meet those levels for an agreed upon period of time.

To date, the Company has not incurred any material costs as a result of such indemnifications or commitments and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.